PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net
Cost	$ 3,918,832	$ 3,896,341
Less: accumulated depreciation and amortization	(1,433,803)	(1,244,172)
Property and equipment, net	2,485,029	2,652,169
Buildings [Member]
Property and Equipment, Net
Cost	3,406,145	3,414,388
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	327,158	318,502
Leasehold improvements [Member]
Property and Equipment, Net
Cost	182,802	160,161
Motor vehicles [Member]
Property and Equipment, Net
Cost	2,727	2,732
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 0	$ 558